Basic and diluted net earnings (loss) per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share, Basic and Diluted EPS [Abstract]
Schedule of Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings (Loss) per Share
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share are as follows:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022		2021
Net earnings (loss) attributable to shareholders of AQN	(33,387)	103,222	57,578		117,169
Series A preferred shares dividend	1,219	1,249	2,437		2,464
Series D preferred shares dividend	1,001	1,027	2,003		2,026
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$(35,607)	$100,946	$53,138	$—	$112,679
Weighted average number of shares
Basic	674,742,897	614,013,963	674,720,319		606,876,299
Effect of dilutive securities	—	5,982,644	4,412,593		5,813,565
Diluted	674,742,897	619,996,607	679,132,912		612,689,864